Non-Controlling Interests - Schedule of Amounts Attributable to Non-Controlling Interests (Details)	12 Months Ended
	Dec. 31, 2021 GBP (£)	Dec. 31, 2020 GBP (£)
Disclosure Of Noncontrolling Interests [Line Items]
Notional amount	£ 163,361,000,000	£ 198,391,000,000
Non-controlling interests	235,000,000	397,000,000
£300m Step-up Callable Perpetual Reserve Capital Instruments
Disclosure Of Noncontrolling Interests [Line Items]
Notional amount	£ 300,000,000	£ 300,000,000
Initial interest rate	0.07037	0.07037
First call date	2026-02	2026-02
Non-controlling interests	£ 235,000,000	£ 235,000,000
PSA Finance UK Limited
Disclosure Of Noncontrolling Interests [Line Items]
Non-controlling interests	£ 0	£ 162,000,000